Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Janus Investment Fund
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000028918 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class T Shares
Trading Symbol	JABAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class T Shares/JABAX)	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class T Shares returned 13.05%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class T Shares/JABAX)	13.05%	9.41%	10.24%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,105,000,000
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 145,400,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0

C000077654 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class S Shares
Trading Symbol	JABRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class S Shares/JABRX)	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class S Shares returned 12.76%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class S Shares/JABRX)	12.76%	9.13%	9.96%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,105,000,000
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 145,400,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0

C000077653 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class R Shares
Trading Symbol	JDBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	$140	1.32%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class R Shares returned 12.48%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class R Shares/JDBRX)	12.48%	8.85%	9.68%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,105,000,000
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 145,400,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0

C000114869 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class N Shares
Trading Symbol	JABNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class N Shares/JABNX)	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class N Shares returned 13.33%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class N Shares/JABNX)	13.33%	9.67%	10.50%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,105,000,000
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 145,400,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0

C000077652 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class I Shares
Trading Symbol	JBALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class I Shares/JBALX)	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class I Shares returned 13.20%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class I Shares/JBALX)	13.20%	9.57%	10.41%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,105,000,000
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 145,400,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0

C000083512 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class D Shares
Trading Symbol	JANBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class D Shares/JANBX)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class D Shares returned 13.18%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class D Shares/JANBX)	13.18%	9.53%	10.36%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 28,105,000,000
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 145,400,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0

C000077651 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class C Shares
Trading Symbol	JABCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class C Shares/JABCX)	$170	1.60%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class C Shares returned 12.17%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class C Shares/JABCX) at NAV	12.17%	8.55%	9.36%
Janus Henderson Balanced Fund (Class C Shares/JABCX) with Contingent Deferred Sales Charge	11.17%*	8.55%	9.36%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,105,000,000
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 145,400,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0

C000077650 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Balanced Fund
Class Name	Class A Shares
Trading Symbol	JDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Balanced Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Balanced Fund (Class A Shares/JDBAX)	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Balanced Fund Class A Shares returned 12.97%. Its broad-based benchmarks, the S&P 500® Index, and the Bloomberg U.S. Aggregate Bond Index returned 17.60% and 2.88%, respectively. Its additional benchmark, the Balanced Index, returned 11.67%.
TOP CONTRIBUTORS TO PERFORMANCE
The equity allocation outperformed the S&P 500 Index. Contributors to relative performance included NVIDIA, a leading global supplier of data center graphics processing units (GPUs) used in artificial intelligence (AI). The company delivered strong earnings growth and guidance, aided by growing adoption of its next-generation Blackwell GPUs. Another contributor, Amphenol, is also benefiting from AI capacity growth. The cabling and connector company's networking business has expanded through its business relationship with NVIDIA, as it has secured a higher content share in NVIDIA's Blackwell platform. The fixed income allocation outperformed the Bloomberg U.S. Aggregate Bond Index, driven largely by an overweight to spread-sector risk, including corporate and securitized bonds. Security selection within investment-grade corporate bonds also aided results.
TOP DETRACTORS FROM PERFORMANCE
Within the equity position, UnitedHealth Group was a notable detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was another detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation. Within the fixed income portion of the fund, positioning on the yield curve was the primary detractor relative to the Bloomberg U.S. Aggregate Bond Index. The allocation was overweight duration for much of the year, but we moved to a modest underweight position after rates fell near period end. Exposure to asset-backed securities also hindered relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Balanced Fund (Class A Shares/JDBAX) at NAV	12.97%	9.33%	10.14%
Janus Henderson Balanced Fund (Class A Shares/JDBAX) at Maximum Offering Price - 5.75%	6.47%	8.04%	9.49%
S&P 500® Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Balanced Index	11.67%	8.97%	9.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,105,000,000
Holdings Count | Holding	773
Advisory Fees Paid, Amount	$ 145,400,000
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,105M
Number of portfolio holdings	773
Total investment advisory fee paid	$145.4M
Portfolio turnover rate	75%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	63.5
Corporate Bonds	11.3
Asset-Backed/Commercial Mortgage-Backed Securities	11.3
Mortgage-Backed Securities	6.4
United States Treasury Notes/Bonds	5.8
Investment Companies	1.8
Bank Loans and Mezzanine Loans	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.8)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.5
Microsoft Corp	5.7
Alphabet Inc - Class C	3.4
Apple Inc	3.1
Amazon.com Inc	3.0

C000077655 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class A Shares
Trading Symbol	JATAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX)	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class A Shares returned 27.61%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at NAV	27.61%	16.02%	21.91%
Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at Maximum Offering Price - 5.75%	20.26%	14.65%	21.18%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,744,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 48,000,000.0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000077656 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class C Shares
Trading Symbol	JAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX)	$193	1.70%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class C Shares returned 26.72%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) at NAV	26.72%	15.23%	21.07%
Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) with Contingent Deferred Sales Charge	25.72%*	15.23%	21.07%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,744,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 48,000,000.0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000083513 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class D Shares
Trading Symbol	JNGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	$92	0.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class D Shares returned 27.86%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)	27.86%	16.24%	22.13%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 8,744,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 48,000,000.0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000077657 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class I Shares
Trading Symbol	JATIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class I Shares returned 27.90%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)	27.90%	16.28%	22.21%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,744,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 48,000,000.0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000177052 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class N Shares
Trading Symbol	JATNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class N Shares returned 28.01%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 27, 2017, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)	28.01%	16.39%	22.06%
S&P 500® Index	17.60%	16.47%	15.06%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.36%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,744,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 48,000,000.0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000077658 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class S Shares
Trading Symbol	JATSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	$135	1.19%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class S Shares returned 27.38%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)	27.38%	15.80%	21.69%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,744,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 48,000,000.0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000028919 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Technology and Innovation Fund
Class Name	Class T Shares
Trading Symbol	JAGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Technology and Innovation Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	$105	0.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Technology and Innovation Fund Class T Shares returned 27.71%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%. Its additional benchmark, the MSCI All Country World Information Technology IndexSM, returned 28.09%.
TOP CONTRIBUTORS TO PERFORMANCE
Alphabet was a leading contributor to performance relative to the MSCI All Country World Information Technology Index. Shares rose as investors gained more confidence in the Google parent company’s plans for deploying artificial intelligence (AI) across its businesses. The stock also rose on a favorable resolution to the government lawsuit against the company. Taiwan Semiconductor Manufacturing, another positive contributor, is a leading supplier of graphics processing units used in AI. The company reported very strong earnings growth and guidance, fueled by the continued capital investment in the AI ecosystem.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Information Technology Index included Constellation Software, which provides software solutions that target industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter for the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise. Hyperscaler Amazon.com was another detractor despite relative strength in its e-commerce and advertising businesses. Shares declined on whispers that Amazon’s AI offerings may be less secularly advantaged than its legacy cloud business. We believe that any softness in bookings may reflect capacity constraints rather than waning demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)	27.71%	16.11%	22.02%
S&P 500® Index	17.60%	16.47%	15.30%
MSCI All Country World Information Technology IndexSM	28.09%	19.80%	22.25%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,744,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 48,000,000.0
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,744M
Number of portfolio holdings	63
Total investment advisory fee paid	$48.0M
Portfolio turnover rate	49%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Private Placements	0.2
Warrants	0.0
Other	0.0
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.6
Microsoft Corp	12.0
Taiwan Semiconductor Manufacturing Co Ltd	10.5
Broadcom Inc	6.3
Apple Inc	5.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified. In addition, effective February 19, 2025, the Fund has a fundamental policy to invest 25% or more of the value of its total assets in the industries within the information technology sector in the aggregate.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000028923 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class T Shares
Trading Symbol	JAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class T Shares returned 17.32%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)	17.32%	14.31%	13.85%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,178,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 44,700,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6

C000077663 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class S Shares
Trading Symbol	JADGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	$120	1.11%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class S Shares returned 17.02%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class S Shares/JADGX)	17.02%	14.01%	13.55%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,178,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 44,700,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6

C000077662 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class R Shares
Trading Symbol	JDNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	$148	1.37%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class R Shares returned 16.72%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)	16.72%	13.70%	13.24%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,178,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 44,700,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6

C000114870 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class N Shares
Trading Symbol	JDNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class N Shares returned 17.59%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment August 4, 2017, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)	17.59%	14.58%	13.21%
S&P 500® Index	17.60%	16.47%	14.86%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	9.98%

Performance Inception Date	Aug. 04, 2017
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,178,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 44,700,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6

C000077661 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class I Shares
Trading Symbol	JGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class I Shares returned 17.49%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class I Shares/JGINX)	17.49%	14.48%	14.02%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,178,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 44,700,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6

C000083515 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class D Shares
Trading Symbol	JNGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class D Shares returned 17.48%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)	17.48%	14.43%	13.96%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 8,178,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 44,700,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6

C000077660 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class C Shares
Trading Symbol	JGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class C Shares/JGICX)	$173	1.60%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class C Shares returned 16.46%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class C Shares/JGICX) at NAV	16.46%	13.43%	12.95%
Janus Henderson Growth and Income Fund (Class C Shares/JGICX) with Contingent Deferred Sales Charge	15.46%*	13.43%	12.95%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,178,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 44,700,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6

C000077659 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Growth and Income Fund
Class Name	Class A Shares
Trading Symbol	JDNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Growth and Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX)	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Growth and Income Fund Class A Shares returned 17.19%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the S&P 500 Index was supported by a position in Broadcom, a leading developer of custom silicon. The company has benefited from strong demand for custom artificial intelligence (AI) chips. The company also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
UnitedHealth Group was a top detractor relative to the S&P 500 Index. The health insurer faced business headwinds due to high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture was also a detractor. The company experienced moderating organic growth because of government spending cuts and a shift in corporate IT budgets away from traditional consulting and toward AI investments. This shift compressed Accenture's stock valuation as investors tried to assess whether AI will disrupt people-based consulting businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at NAV	17.19%	14.14%	13.71%
Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at Maximum Offering Price - 5.75%	10.46%	12.80%	13.04%
S&P 500® Index	17.60%	16.47%	15.30%
S&P 500® Dividend Aristocrats Index	(1.09)%	10.06%	11.04%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 8,178,000,000
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 44,700,000
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$8,178M
Number of portfolio holdings	65
Total investment advisory fee paid	$44.7M
Portfolio turnover rate	39%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.1
Other	(0.0)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	8.8
Alphabet Inc - Class C	5.4
Broadcom Inc	4.8
Apple Inc	4.8
Meta Platforms Inc - Class A	3.6

C000077669 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class A Shares
Trading Symbol	JRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class A Shares/JRAAX)	$115	1.03%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class A Shares returned 23.59%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class A Shares/JRAAX) at NAV	23.59%	15.91%	16.19%
Janus Henderson Research Fund (Class A Shares/JRAAX) at Maximum Offering Price - 5.75%	16.48%	14.55%	15.51%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,592,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000077670 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class C Shares
Trading Symbol	JRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class C Shares/JRACX)	$199	1.79%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class C Shares returned 22.65%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class C Shares/JRACX) at NAV	22.65%	15.09%	15.38%
Janus Henderson Research Fund (Class C Shares/JRACX) with Contingent Deferred Sales Charge	21.65%*	15.09%	15.38%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,592,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000083517 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class D Shares
Trading Symbol	JNRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class D Shares/JNRFX)	$93	0.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class D Shares returned 23.83%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class D Shares/JNRFX)	23.83%	16.14%	16.42%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 28,592,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000077671 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class I Shares
Trading Symbol	JRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class I Shares/JRAIX)	$91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class I Shares returned 23.88%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class I Shares/JRAIX)	23.88%	16.19%	16.49%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,592,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000114872 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class N Shares
Trading Symbol	JRANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class N Shares/JRANX)	$81	0.72%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class N Shares returned 23.98%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class N Shares/JRANX)	23.98%	16.28%	16.57%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,592,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000177053 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class R Shares
Trading Symbol	JRARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class R Shares/JRARX)	$161	1.44%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class R Shares returned 23.08%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 27, 2017, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Research Fund (Class R Shares/JRARX)	23.08%	15.41%	16.74%
Russell 1000® Index	17.75%	15.99%	14.81%
Russell 1000® Growth Index	25.53%	17.58%	19.52%
S&P 500® Index	17.60%	16.47%	15.06%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,592,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000077672 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class S Shares
Trading Symbol	JRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class S Shares/JRASX)	$136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class S Shares returned 23.36%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class S Shares/JRASX)	23.36%	15.69%	15.99%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,592,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000028926 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Research Fund
Class Name	Class T Shares
Trading Symbol	JAMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Research Fund (Class T Shares/JAMRX)	$105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Research Fund Class T Shares returned 23.70%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was lifted by an overweight position in Broadcom, a supplier of semiconductors and infrastructure software solutions. Broadcom continued to execute well while exceeding its second-quarter earnings targets. It also raised guidance, with management indicating a material acceleration in artificial intelligence (AI) revenue growth, driven by new orders and its relationships with companies such as OpenAI and Google. Howmet Aerospace was another contributor. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by underweight positions in several stocks that were strong contributors to Index returns, but where we had concerns about valuations or fundamentals. Among Fund holdings, healthcare products company Procter & Gamble (P&G) was a relative detractor. The stock declined on investor concerns over the impact of higher commodity prices, tariffs, and softer consumer demand on revenue growth and margins. We believe P&G remains positioned for long-term growth because of its strong brand portfolio and investments in innovation. TFI International, another relative detractor, provides freight and logistics services. Shares underperformed as the business faced macroeconomic headwinds and integration challenges tied to its acquisition of UPS Freight.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Research Fund (Class T Shares/JAMRX)	23.70%	16.01%	16.31%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 28,592,000,000
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 172,100,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$28,592M
Number of portfolio holdings	86
Total investment advisory fee paid	$172.1M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0
Asset Allocation (% of net assets)
Common Stocks	99.9
Investment Companies	0.2
Investments Purchased with Cash Collateral from Securities Lending	0.1
Other	(0.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	15.2
Microsoft Corp	12.6
Apple Inc	6.6
Broadcom Inc	5.8
Meta Platforms Inc - Class A	5.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 1000® Growth Index.

Material Fund Change Risks Change [Text Block]	Effective February 19, 2025, the Fund is classified as nondiversified, which allows it to hold larger positions in more securities compared to a fund that is classified as diversified.
C000028933 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class T Shares
Trading Symbol	JORNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class T Shares/JORNX)	$98	0.91%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class T Shares returned 15.34%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class T Shares/JORNX)	15.34%	14.98%	12.22%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,139,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,500,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0

C000077682 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class S Shares
Trading Symbol	JORIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class S Shares/JORIX)	$139	1.29%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class S Shares returned 14.89%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class S Shares/JORIX)	14.89%	14.50%	11.79%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,139,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,500,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0

C000077681 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class R Shares
Trading Symbol	JORRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class R Shares/JORRX)	$165	1.54%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class R Shares returned 14.68%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class R Shares/JORRX)	14.68%	14.23%	11.50%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,139,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,500,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0

C000114874 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class N Shares
Trading Symbol	JSLNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class N Shares returned 15.60%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment August 4, 2017, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Select Fund (Class N Shares/JSLNX)	15.60%	15.24%	11.89%
MSCI All Country World IndexSM	17.27%	13.54%	11.13%

Performance Inception Date	Aug. 04, 2017
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,139,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,500,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0

C000077680 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class I Shares
Trading Symbol	JORFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class I Shares/JORFX)	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class I Shares returned 15.49%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class I Shares/JORFX)	15.49%	15.12%	12.37%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,139,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,500,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0

C000083520 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class D Shares
Trading Symbol	JANRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class D Shares/JANRX)	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class D Shares returned 15.44%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class D Shares/JANRX)	15.44%	15.09%	12.30%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 3,139,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,500,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0

C000077679 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class C Shares
Trading Symbol	JORCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class C Shares/JORCX)	$205	1.91%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class C Shares returned 14.23%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class C Shares/JORCX) at NAV	14.23%	13.89%	11.16%
Janus Henderson Global Select Fund (Class C Shares/JORCX) with Contingent Deferred Sales Charge	13.23%*	13.89%	11.16%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,139,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,500,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0

C000077678 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Select Fund
Class Name	Class A Shares
Trading Symbol	JORAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Select Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Select Fund (Class A Shares/JORAX)	$109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Select Fund Class A Shares returned 15.25%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and industrials sectors supported performance relative to the MSCI All Country World Index. Vistra Energy was a top relative contributor. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the consumer discretionary and healthcare sectors detracted relative to the MSCI All Country World Index. Vaxcyte was a relative detractor in the healthcare sector. Vaxcyte is developing a revolutionary pneumococcal conjugate vaccine, VAX-31, that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Additionally, Chipotle Mexican Grill was a relative detractor. The U.S.-based fast casual restaurant chain reported two consecutive quarters of disappointing same-store sales, leading to disappointing earnings and guidance. We exited the position as we lost confidence in the company’s execution.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Select Fund (Class A Shares/JORAX) at NAV	15.25%	14.86%	12.08%
Janus Henderson Global Select Fund (Class A Shares/JORAX) at Maximum Offering Price - 5.75%	8.61%	13.50%	11.41%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,139,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 18,500,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,139M
Number of portfolio holdings	51
Total investment advisory fee paid	$18.5M
Portfolio turnover rate	48%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0
Asset Allocation (% of net assets)
Common Stocks	98.8
Investment Companies	1.3
Private Placements	0.0
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	5.9
NVIDIA Corp	5.3
Taiwan Semiconductor Manufacturing Co Ltd	5.2
Amazon.com Inc	4.5
BAE Systems PLC	4.0

C000077683 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class A Shares
Trading Symbol	JCNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class A Shares/JCNAX)	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class A Shares returned 10.27%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at NAV	10.27%	12.67%	11.84%
Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at Maximum Offering Price - 5.75%	3.94%	11.35%	11.18%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,002,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1

C000077684 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class C Shares
Trading Symbol	JCNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class C Shares/JCNCX)	$161	1.54%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class C Shares returned 9.58%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class C Shares/JCNCX) at NAV	9.58%	11.90%	11.07%
Janus Henderson Contrarian Fund (Class C Shares/JCNCX) with Contingent Deferred Sales Charge	8.60%*	11.90%	11.07%
S&P 500® Index	17.60%	16.47%	15.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,002,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1

C000083521 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class D Shares
Trading Symbol	JACNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class D Shares returned 10.53%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class D Shares/JACNX)	10.53%	12.94%	12.09%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 5,002,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1

C000077685 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class I Shares
Trading Symbol	JCONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class I Shares returned 10.59%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class I Shares/JCONX)	10.59%	12.97%	12.15%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,002,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1

C000114875 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class N Shares
Trading Symbol	JCNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	$56	0.53%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class N Shares returned 10.68%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment August 4, 2017, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Contrarian Fund (Class N Shares/JCNNX)	10.68%	13.08%	13.59%
S&P 500® Index	17.60%	16.47%	14.86%

Performance Inception Date	Aug. 04, 2017
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,002,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1

C000077686 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class R Shares
Trading Symbol	JCNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	$143	1.36%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class R Shares returned 9.80%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class R Shares/JCNRX)	9.80%	12.13%	11.31%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,002,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1

C000077687 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class S Shares
Trading Symbol	JCNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class S Shares returned 10.06%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class S Shares/JCNIX)	10.06%	12.43%	11.61%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,002,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1

C000028934 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Contrarian Fund
Class Name	Class T Shares
Trading Symbol	JSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Contrarian Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Contrarian Fund Class T Shares returned 10.43%. Its broad-based benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Oracle was a notable contributor to the Fund’s performance relative to the S&P 500 Index. The information technology company has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business. Howmet Aerospace was also a top contributor to relative performance. The specialized aircraft components maker delivered robust earnings growth, as the business benefited from a cyclical aerospace recovery and higher aftermarket demand. Howmet has also seen higher demand for its industrial gas turbines to support the power generation needs of AI infrastructure.
TOP DETRACTORS FROM PERFORMANCE
Caesars Entertainment was a detractor relative to the S&P 500 Index. The company reported disappointing guidance, which partly reflected seasonal weakness for its Las Vegas casinos. Returns from regional casinos showed improvement, however, and we believe the company has demonstrated resilience despite a challenging market backdrop. Healthcare company Lantheus Holdings, another detractor, missed its second-quarter earnings target. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues related to Medicare reimbursement that we believe will be rectified over coming quarters.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Contrarian Fund (Class T Shares/JSVAX)	10.43%	12.82%	11.99%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,002,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 23,800,000
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,002M
Number of portfolio holdings	43
Total investment advisory fee paid	$23.8M
Portfolio turnover rate	52%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1
Asset Allocation (% of net assets)
Common Stocks	99.4
Investment Companies	0.4
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.0)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oracle Corp	9.4
Capital One Financial Corp	5.8
Surgery Partners Inc	5.4
PNC Financial Services Group Inc/The	4.6
Amazon.com Inc	4.1

C000028935 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class T Shares
Trading Symbol	JAOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class T Shares returned 15.61%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class T Shares/JAOSX)	15.61%	12.47%	9.24%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,892,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 22,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4

C000077692 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class S Shares
Trading Symbol	JIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	$128	1.19%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class S Shares returned 15.30%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class S Shares/JIGRX)	15.30%	12.17%	8.96%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,892,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 22,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4

C000077691 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class R Shares
Trading Symbol	JDIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	$156	1.45%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class R Shares returned 15.00%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class R Shares/JDIRX)	15.00%	11.89%	8.68%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,892,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 22,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4

C000114876 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class N Shares
Trading Symbol	JDINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class N Shares/JDINX)	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class N Shares returned 15.88%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class N Shares/JDINX)	15.88%	12.72%	9.49%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,892,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 22,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI All Country World ex-USA IndexSM.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI All Country World ex-USA IndexSM.

C000077690 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class I Shares
Trading Symbol	JIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class I Shares returned 15.76%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class I Shares/JIGFX)	15.76%	12.61%	9.37%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,892,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 22,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4

C000083522 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class D Shares
Trading Symbol	JNOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class D Shares returned 15.72%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class D Shares/JNOSX)	15.72%	12.57%	9.34%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 3,892,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 22,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI All Country World ex-USA IndexSM.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an decrease in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI All Country World ex-USA IndexSM.

C000077689 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class C Shares
Trading Symbol	JIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class C Shares/JIGCX)	$196	1.83%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class C Shares returned 14.56%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class C Shares/JIGCX) at NAV	14.56%	11.42%	8.19%
Janus Henderson Overseas Fund (Class C Shares/JIGCX) with Contingent Deferred Sales Charge	13.56%*	11.42%	8.19%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,892,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 22,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4

C000077688 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Overseas Fund
Class Name	Class A Shares
Trading Symbol	JDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Overseas Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Overseas Fund (Class A Shares/JDIAX)	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Overseas Fund Class A Shares returned 15.35%. Its broad-based benchmark, the MSCI All Country World ex-USA IndexSM, returned 16.45%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI All Country World Index ex USA benefited from a position in BAE Systems. The UK-based military contractor reported strong earnings growth and a large orders backlog. It has been a beneficiary of increased military spending because of its key weapons systems and early-stage platforms. Erste Group Bank, a top contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. Bank stocks also rallied on expectations that European authorities may relax banking regulation and capital requirements.
TOP DETRACTORS FROM PERFORMANCE
Detractors relative to the MSCI All Country World Index ex USA included ICON, a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We sold the position. Beverage company Heineken was another detractor. Shares declined on investor concerns over a sluggish pace of beer sales in North America, which offset strength in emerging markets such as Vietnam. We continue to believe in Heineken’s brand strength and the opportunities around its global market expansion.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Overseas Fund (Class A Shares/JDIAX) at NAV	15.35%	12.26%	9.02%
Janus Henderson Overseas Fund (Class A Shares/JDIAX) at Maximum Offering Price - 5.75%	8.72%	10.93%	8.38%
MSCI All Country World ex-USA IndexSM	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,892,000,000
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 22,600,000
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,892M
Number of portfolio holdings	49
Total investment advisory fee paid	$22.6M
Portfolio turnover rate	42%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4
Asset Allocation (% of net assets)
Common Stocks	97.9
Investment Companies	2.6
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd	7.2
BAE Systems PLC	5.1
Resona Holdings Inc	3.5
Banco Bilbao Vizcaya Argentaria SA	3.5
ASML Holding NV	3.4

C000077722 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class A Shares
Trading Symbol	JGMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class A Shares/JGMAX)	$114	1.12%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class A Shares returned 3.04%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class A Shares/JGMAX) at NAV	3.04%	6.62%	9.35%
Janus Henderson Triton Fund (Class A Shares/JGMAX) at Maximum Offering Price - 5.75%	(2.88)%	5.37%	8.71%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,613,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3

C000077723 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class C Shares
Trading Symbol	JGMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class C Shares/JGMCX)	$170	1.68%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class C Shares returned 2.44%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class C Shares/JGMCX) at NAV	2.44%	6.06%	8.74%
Janus Henderson Triton Fund (Class C Shares/JGMCX) with Contingent Deferred Sales Charge	1.50%*	6.06%	8.74%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,613,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3

C000083530 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class D Shares
Trading Symbol	JANIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class D Shares/JANIX)	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class D Shares returned 3.39%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class D Shares/JANIX)	3.39%	6.97%	9.70%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 5,613,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3

C000077724 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class I Shares
Trading Symbol	JSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class I Shares/JSMGX)	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class I Shares returned 3.38%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class I Shares/JSMGX)	3.38%	7.00%	9.74%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,613,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3

C000114880 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class N Shares
Trading Symbol	JGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class N Shares/JGMNX)	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class N Shares returned 3.51%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class N Shares/JGMNX)	3.51%	7.11%	9.85%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,613,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3

C000077725 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class R Shares
Trading Symbol	JGMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class R Shares/JGMRX)	$143	1.41%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class R Shares returned 2.73%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class R Shares/JGMRX)	2.73%	6.31%	9.04%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,613,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3

C000077726 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class S Shares
Trading Symbol	JGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class S Shares/JGMIX)	$118	1.16%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class S Shares returned 3.02%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class S Shares/JGMIX)	3.02%	6.58%	9.31%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,613,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3

C000028947 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Triton Fund
Class Name	Class T Shares
Trading Symbol	JATTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Triton Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Triton Fund (Class T Shares/JATTX)	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Triton Fund Class T Shares returned 3.24%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2500™ Growth Index, returned 12.62%. Its additional benchmark, the Russell 2000® Growth Index, returned 13.56%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2500 Growth Index benefited from a position in OSI Systems, a provider of electronics-enabled, security-related services such as baggage screening. OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment for hyperscalers and large technology companies. This business has been very profitable for Flex, and we believe the company is positioned to benefit from investments in artificial intelligence (AI).
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2500 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Triton Fund (Class T Shares/JATTX)	3.24%	6.84%	9.58%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500™ Growth Index	12.62%	7.76%	10.93%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,613,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 38,200,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$5,613M
Number of portfolio holdings	123
Total investment advisory fee paid	$38.2M
Portfolio turnover rate	20%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3
Asset Allocation (% of net assets)
Common Stocks	99.3
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Placements	0.6
Investment Companies	0.2
OTC Purchased Options – Calls	0.0
Other	(1.5)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
SS&C Technologies Holdings Inc	3.0
Teledyne Technologies Inc	2.8
Flex Ltd	2.6
Casey's General Stores Inc	2.3
OSI Systems Inc	2.3

C000028950 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class T Shares
Trading Symbol	JAVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class T Shares/JAVTX)	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class T Shares returned 5.53%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class T Shares/JAVTX)	5.53%	7.70%	9.82%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,207,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 20,000,000.0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9

C000100478 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class S Shares
Trading Symbol	JVTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class S Shares/JVTSX)	$121	1.18%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class S Shares returned 5.23%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class S Shares/JVTSX)	5.23%	7.41%	9.53%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,207,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 20,000,000.0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9

C000114881 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class N Shares
Trading Symbol	JVTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class N Shares/JVTNX)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class N Shares returned 5.76%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class N Shares/JVTNX)	5.76%	7.95%	10.08%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,207,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 20,000,000.0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9

C000100477 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class I Shares
Trading Symbol	JVTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class I Shares/JVTIX)	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class I Shares returned 5.67%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class I Shares/JVTIX)	5.67%	7.85%	9.98%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,207,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 20,000,000.0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9

C000083533 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class D Shares
Trading Symbol	JANVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class D Shares/JANVX)	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class D Shares returned 5.64%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class D Shares/JANVX)	5.64%	7.82%	9.94%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 3,207,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 20,000,000.0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9

C000100476 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class C Shares
Trading Symbol	JVTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class C Shares/JVTCX)	$191	1.87%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class C Shares returned 4.51%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class C Shares/JVTCX) at NAV	4.51%	6.74%	8.87%
Janus Henderson Venture Fund (Class C Shares/JVTCX) with Contingent Deferred Sales Charge	3.54%*	6.74%	8.87%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,207,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 20,000,000.0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9

C000100475 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Venture Fund
Class Name	Class A Shares
Trading Symbol	JVTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Venture Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Venture Fund (Class A Shares/JVTAX)	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Venture Fund Class A Shares returned 5.38%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell 2000® Growth Index, returned 13.56%. Its additional benchmark, the Russell 2000® Index, returned 10.76%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 2000 Growth Index benefited from an overweight position in Stride, an education technology company that provides a remote learning platform for K-12 education and professional training and recertification. After reporting strong enrollment growth for its education platform, Stride continued to attract additional students over the course of the academic year while maintaining high retention rates. OSI Systems, another contributor, provides electronics-enabled, security-related services such as baggage screening. Given its high market share, OSI has been a strong beneficiary of increased government spending in this area, and it signed several large contracts in port and border security that led to a large order backlog.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 2000 Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index, but where we believed the valuations were not supported by fundamentals. Among Fund holdings, healthcare company Lantheus Holdings was a relative detractor after reporting disappointing earnings. It also lowered full-year guidance, reflecting competitive and pricing challenges for its core prostate cancer imaging product. We saw these as short-term issues and remained invested. Vaxcyte, another detractor, is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares faced headwinds after clinical trial results sparked fears that the vaccine may not meet the market’s elevated expectations. We continue to see long-term potential around the vaccine and Vaxcyte’s broader development pipeline.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Venture Fund (Class A Shares/JVTAX) at NAV	5.38%	7.58%	9.69%
Janus Henderson Venture Fund (Class A Shares/JVTAX) at Maximum Offering Price - 5.75%	(0.68)%	6.31%	9.04%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 3,207,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 20,000,000.0
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$3,207M
Number of portfolio holdings	143
Total investment advisory fee paid	$20.0M
Portfolio turnover rate	24%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9
Asset Allocation (% of net assets)
Common Stocks	97.9
Investments Purchased with Cash Collateral from Securities Lending	1.3
Investment Companies	1.2
Private Placements	1.0
OTC Purchased Options – Calls	0.0
Convertible Corporate Bonds	0.0
Other	(1.4)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Stride Inc	2.5
SS&C Technologies Holdings Inc	2.3
OSI Systems Inc	2.2
SPX Technologies Inc	1.9
Bancorp Inc/The	1.9

C000077732 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class A Shares
Trading Symbol	JDWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class A Shares/JDWAX)	$124	1.13%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class A Shares returned 19.09%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class A Shares/JDWAX) at NAV	19.09%	14.65%	12.75%
Janus Henderson Global Research Fund (Class A Shares/JDWAX) at Maximum Offering Price - 5.75%	12.24%	13.30%	12.08%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,454,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 28,200,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

C000077733 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class C Shares
Trading Symbol	JWWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class C Shares/JWWCX)	$209	1.92%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class C Shares returned 18.16%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class C Shares/JWWCX) at NAV	18.16%	13.81%	11.96%
Janus Henderson Global Research Fund (Class C Shares/JWWCX) with Contingent Deferred Sales Charge	17.16%*	13.81%	11.96%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,454,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 28,200,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0

C000083534 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class D Shares
Trading Symbol	JANWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class D Shares/JANWX)	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class D Shares returned 19.41%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class D Shares/JANWX)	19.41%	14.95%	13.06%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 4,454,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 28,200,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

C000077734 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class I Shares
Trading Symbol	JWWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	$90	0.82%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class I Shares returned 19.48%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class I Shares/JWWFX)	19.48%	15.02%	13.15%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,454,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 28,200,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

C000114882 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class N Shares
Trading Symbol	JDWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class N Shares returned 19.56%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment August 4, 2017, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Research Fund (Class N Shares/JDWNX)	19.56%	15.10%	13.19%
MSCI World IndexSM	17.25%	14.41%	11.89%
MSCI All Country World IndexSM	17.27%	13.54%	11.13%

Performance Inception Date	Aug. 04, 2017
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,454,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 28,200,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

C000077735 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class R Shares
Trading Symbol	JDWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	$165	1.51%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class R Shares returned 18.64%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class R Shares/JDWRX)	18.64%	14.21%	12.35%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,454,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 28,200,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0

C000077736 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class S Shares
Trading Symbol	JWGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	$136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class S Shares returned 18.96%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class S Shares/JWGRX)	18.96%	14.52%	12.66%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,454,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 28,200,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0

C000028951 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Research Fund
Class Name	Class T Shares
Trading Symbol	JAWWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Research Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	$106	0.97%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Research Fund Class T Shares returned 19.29%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the MSCI All Country World IndexSM, returned 17.27%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index was aided by a position in Vistra Energy. The U.S. independent power producer delivered strong profits growth and guidance, supported by increased energy usage to power artificial intelligence (AI). UK-based military contractor BAE Systems was another relative contributor, reflecting its strong earnings growth and large orders backlog. The company received added attention after NATO member countries agreed to raise defense spending targets.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the MSCI World Index was hindered by a position in Constellation Brands, a leading international beverage company with brands such as Modelo and Corona. Shares fell on investor concerns over slower beer and spirits sales. We saw these concerns as overstated, and we believe Constellation Brands remains positioned to benefit from the continued premiumization of the U.S. beer market. Consumer products company Unilever was another relative detractor. The company faced uncertainty because of management turnover, slower sales in China, and weakness in its home care and beauty businesses.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Research Fund (Class T Shares/JAWWX)	19.29%	14.83%	12.96%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI All Country World IndexSM	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,454,000,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 28,200,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,454M
Number of portfolio holdings	122
Total investment advisory fee paid	$28.2M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0
Asset Allocation (% of net assets)
Common Stocks	99.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.2
Microsoft Corp	5.5
Meta Platforms Inc - Class A	3.2
Alphabet Inc - Class C	3.0
Amazon.com Inc	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the MSCI World IndexSM.

C000028952 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class T Shares
Trading Symbol	JAENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class T Shares returned 5.45%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class T Shares/JAENX)	5.45%	11.07%	12.86%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,620,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 145,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8

C000077741 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class S Shares
Trading Symbol	JGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class S Shares returned 5.18%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class S Shares/JGRTX)	5.18%	10.78%	12.57%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,620,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 145,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8

C000077740 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class R Shares
Trading Symbol	JDMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	$144	1.41%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class R Shares returned 4.93%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class R Shares/JDMRX)	4.93%	10.51%	12.29%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,620,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 145,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8

C000114883 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class N Shares
Trading Symbol	JDMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class N Shares returned 5.71%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class N Shares/JDMNX)	5.71%	11.33%	13.13%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,620,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 145,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8

C000077739 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class I Shares
Trading Symbol	JMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class I Shares returned 5.60%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class I Shares/JMGRX)	5.60%	11.23%	13.03%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,620,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 145,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8

C000083535 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class D Shares
Trading Symbol	JANEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class D Shares returned 5.58%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class D Shares/JANEX)	5.58%	11.19%	12.98%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 23,620,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 145,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8

C000077738 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class C Shares
Trading Symbol	JGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class C Shares/JGRCX)	$173	1.69%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class C Shares returned 4.62%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class C Shares/JGRCX) at NAV	4.62%	10.24%	11.99%
Janus Henderson Enterprise Fund (Class C Shares/JGRCX) with Contingent Deferred Sales Charge	3.64%*	10.24%	11.99%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,620,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 145,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8

C000077737 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Enterprise Fund
Class Name	Class A Shares
Trading Symbol	JDMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Enterprise Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Enterprise Fund (Class A Shares/JDMAX)	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Enterprise Fund Class A Shares returned 5.23%. Its broad-based benchmark, the Russell 3000® Index, returned 17.41%. Its performance benchmark, the Russell Midcap® Growth Index, returned 22.02%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell Midcap Growth Index was lifted by a position in AppLovin, the owner of a mobile marketing platform that matches developers with advertisers looking to be featured on apps and digital games. This platform utilizes artificial intelligence (AI) to improve returns on ad spending. The company’s strong second-quarter earnings growth gave investors increased confidence in its business model. Diversified electronics manufacturer Flex, another relative contributor, has become a critical enabler of the data center buildout by producing customized power and cooling equipment. This business has been very profitable for Flex, and we believe the company is positioned to expand its share of the data center market.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell Midcap Growth Index was hindered by a lack of exposure to several stocks that were strong performers for the Index. We did not own these stocks as we believed their valuations were unsupported by fundamentals. Among portfolio holdings, medical device maker Teleflex was a notable detractor, as headwinds for its urology franchise resulted in weaker-than-expected first-quarter results. Constellation Software, another detractor, provides software that targets industry verticals. The stock declined on news that Constellation’s visionary CEO is retiring. Investors also worried that AI could act as a competitive disrupter in the overall software industry. We believe Constellation would be relatively insulated from such disruption due to its strong customer relationships and highly specific industry expertise.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at NAV	5.23%	10.83%	12.62%
Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at Maximum Offering Price - 5.75%	(0.82)%	9.53%	11.96%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 23,620,000,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 145,000,000.0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$23,620M
Number of portfolio holdings	80
Total investment advisory fee paid	$145.0M
Portfolio turnover rate	17%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8
Asset Allocation (% of net assets)
Common Stocks	96.3
Investment Companies	3.5
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
AppLovin Corp - Class A	4.9
Flex Ltd	3.8
SS&C Technologies Holdings Inc	3.7
Constellation Software Inc/Canada	3.4
Intact Financial Corp	2.8

C000077752 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class A Shares
Trading Symbol	JFNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX)	$97	1.00%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class A Shares returned (6.72)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at NAV	(6.72)%	6.60%	8.60%
Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at Maximum Offering Price - 5.75%	(12.09)%	5.35%	7.95%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,570,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 30,500,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6

C000077753 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class C Shares
Trading Symbol	JFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX)	$168	1.74%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class C Shares returned (7.40)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) at NAV	(7.40)%	5.84%	7.80%
Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) with Contingent Deferred Sales Charge	(8.28)%*	5.84%	7.80%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,570,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 30,500,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6

C000083538 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class D Shares
Trading Symbol	JNGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	$78	0.81%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class D Shares returned (6.54)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)	(6.54)%	6.79%	8.79%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 4,570,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 30,500,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6

C000077754 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class I Shares
Trading Symbol	JFNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	$75	0.78%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class I Shares returned (6.52)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)	(6.52)%	6.83%	8.85%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,570,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 30,500,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6

C000198286 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class N Shares
Trading Symbol	JFNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	$66	0.68%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class N Shares returned (6.42)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 26, 2018, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)	(6.42)%	6.94%	8.62%
MSCI World IndexSM	17.25%	14.41%	10.63%
MSCI World Health Care IndexSM	(8.00)%	5.69%	6.50%
S&P 500® Index	17.60%	16.47%	13.51%

Performance Inception Date	Jan. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,570,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 30,500,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6

C000077755 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class S Shares
Trading Symbol	JFNSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	$114	1.18%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class S Shares returned (6.90)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)	(6.90)%	6.40%	8.40%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,570,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 30,500,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6

C000028956 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Life Sciences Fund
Class Name	Class T Shares
Trading Symbol	JAGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Life Sciences Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	$88	0.91%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Life Sciences Fund Class T Shares returned (6.64)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the MSCI World Health Care IndexSM, returned (8.00)%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Health Care Index was aided by an investment in Madrigal Pharmaceuticals. As a leader in the treatment of metabolic dysfunction-associated steatohepatitis, Madrigal saw strong physician adoption and sales trends for its drug Rezdiffra, which aided its stock performance. Biotechnology company Argenx, another contributor, has benefited from the continued growth of Vyvgart, its treatment for generalized myasthenia gravis, a rare autoimmune condition that causes muscle weakness and fatigue. Argenx also has a robust pipeline, with multiple clinical readouts and events anticipated by 2026.
TOP DETRACTORS FROM PERFORMANCE
Vaxcyte was a notable detractor from performance relative to the MSCI World Health Care Index. The biotechnology company is developing a revolutionary pneumococcal conjugate vaccine that targets the pneumonia-causing pneumococcal bacteria. Shares declined after clinical trial results raised concerns that the vaccine may not meet the market’s elevated expectations. Investors also worried about increased vaccine skepticism and regulatory uncertainty in the U.S. Clinical data suggested Vaxcyte’s pipeline could be best in class, and we used the stock’s sell-off to add to our position. Sarepta Therapeutics was another detractor. Shares fell after the firm announced weak first-quarter results and reduced guidance. This followed the unfortunate death of a patient on Elevidys, its gene therapy for Duchenne muscular dystrophy. Given these business headwinds and increased regulatory uncertainty in the U.S., we exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)	(6.64)%	6.69%	8.69%
MSCI World IndexSM	17.25%	14.41%	12.43%
MSCI World Health Care IndexSM	(8.00)%	5.69%	7.78%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,570,000,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 30,500,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$4,570M
Number of portfolio holdings	104
Total investment advisory fee paid	$30.5M
Portfolio turnover rate	30%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	98.5
Private Placements	0.8
Investment Companies	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.3
Warrants	0.0
Other	(0.3)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Eli Lilly & Co	8.3
Johnson & Johnson	5.0
AstraZeneca PLC	4.2
UnitedHealth Group Inc	4.2
AbbVie Inc	3.6

C000077601 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class T Shares
Trading Symbol	JERTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	$87	0.88%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class T Shares returned (1.68)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)	(1.68)%	3.11%	5.69%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 305,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6

C000077600 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class S Shares
Trading Symbol	JERSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	$116	1.17%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class S Shares returned (1.96)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)	(1.96)%	2.81%	5.38%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 305,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6

C000198287 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class N Shares
Trading Symbol	JERNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class N Shares returned (1.39)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 26, 2018, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)	(1.39)%	3.37%	4.06%
MSCI World IndexSM	17.25%	14.41%	10.63%
FTSE EPRA Nareit Global Index	0.86%	5.72%	2.57%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	1.63%

Performance Inception Date	Jan. 26, 2018
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 305,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6

C000077599 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class I Shares
Trading Symbol	JERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	$72	0.73%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class I Shares returned (1.54)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)	(1.54)%	3.24%	5.84%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 305,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6

C000083540 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class D Shares
Trading Symbol	JNGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	$80	0.81%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class D Shares returned (1.61)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)	(1.61)%	3.19%	5.76%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 305,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6

C000077598 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class C Shares
Trading Symbol	JERCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX)	$173	1.75%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class C Shares returned (2.52)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) at NAV	(2.52)%	2.19%	4.76%
Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) with Contingent Deferred Sales Charge	(3.47)%*	2.19%	4.76%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 305,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6

C000077597 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Real Estate Fund
Class Name	Class A Shares
Trading Symbol	JERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Real Estate Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX)	$98	0.99%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Real Estate Fund Class A Shares returned (1.71)%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its performance benchmark, the FTSE EPRA Nareit Global Index, returned 0.86%. Its additional benchmark, the FTSE EPRA Nareit Global Net Index, returned (0.15)%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was supported by off-benchmark positions in D.R. Horton, the largest homebuilder in the U.S., and CBRE, the world’s leading real estate services company. The stocks of both companies rose on strong earnings and expectations for additional interest rate cuts. Hotel operator Wyndham Hotels & Resorts was also a contributor, as shares rose on optimism around the outlook for the economy and demand for mid-scale hotels.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the FTSE EPRA/NAREIT Global Index was hindered by a position in cold storage owner Lineage, as shares declined on disappointing earnings news and broader industry pricing pressures. Several multi-family residential REITs were also relative detractors against the backdrop of weaker-than-expected rent growth in the apartment sector. Detractors among apartment landlords included U.S.-based UDR and Canadian Apartment Properties. Canadian Apartment Properties also faced uncertainty after the Canadian government announced policies that may limit immigration and, by extension, future rental demand.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at NAV	(1.71)%	3.01%	5.58%
Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at Maximum Offering Price - 5.75%	(7.37)%	1.80%	4.95%
MSCI World IndexSM	17.25%	14.41%	12.43%
FTSE EPRA Nareit Global Index	0.86%	5.72%	4.59%
FTSE EPRA Nareit Global Net Index	(0.15)%	4.74%	3.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 305,000,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$305M
Number of portfolio holdings	61
Total investment advisory fee paid	$1.7M
Portfolio turnover rate	61%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6
Asset Allocation (% of net assets)
Common Stocks	99.0
Investment Companies	1.3
Investments Purchased with Cash Collateral from Securities Lending	0.9
Rights	0.0
Other	(1.2)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Equinix Inc	5.7
Prologis Inc	5.3
Digital Realty Trust Inc	4.5
Welltower Inc	4.5
Ventas Inc	3.6

C000077618 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class A Shares
Trading Symbol	JDCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class A Shares/JDCAX)	$97	0.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class A Shares returned 20.32%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class A Shares/JDCAX) at NAV	20.32%	13.78%	16.62%
Janus Henderson Forty Fund (Class A Shares/JDCAX) at Maximum Offering Price - 5.75%	13.40%	12.44%	15.93%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 24,573,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 119,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4

C000077619 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class C Shares
Trading Symbol	JACCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class C Shares/JACCX)	$167	1.52%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class C Shares returned 19.54%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class C Shares/JACCX) at NAV	19.54%	13.02%	15.87%
Janus Henderson Forty Fund (Class C Shares/JACCX) with Contingent Deferred Sales Charge	18.54%*	13.02%	15.87%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 24,573,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 119,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4

C000177054 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class D Shares
Trading Symbol	JFRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class D Shares/JFRDX)	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class D Shares returned 20.58%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 27, 2017, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Forty Fund (Class D Shares/JFRDX)	20.58%	14.01%	17.55%
Russell 1000® Index	17.75%	15.99%	14.81%
Russell 1000® Growth Index	25.53%	17.58%	19.52%
S&P 500® Index	17.60%	16.47%	15.06%

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 24,573,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 119,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4

C000077620 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class I Shares
Trading Symbol	JCAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class I Shares/JCAPX)	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class I Shares returned 20.61%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class I Shares/JCAPX)	20.61%	14.06%	16.94%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 24,573,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 119,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4

C000114888 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class N Shares
Trading Symbol	JFRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class N Shares/JFRNX)	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class N Shares returned 20.72%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class N Shares/JFRNX)	20.72%	14.15%	17.02%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 24,573,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 119,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4

C000077621 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class R Shares
Trading Symbol	JDCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class R Shares/JDCRX)	$143	1.30%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class R Shares returned 19.81%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class R Shares/JDCRX)	19.81%	13.31%	16.16%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 24,573,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 119,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4

C000077622 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class S Shares
Trading Symbol	JARTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class S Shares/JARTX)	$114	1.04%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class S Shares returned 20.11%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class S Shares/JARTX)	20.11%	13.59%	16.45%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 24,573,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 119,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4

C000077623 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Forty Fund
Class Name	Class T Shares
Trading Symbol	JACTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Forty Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Forty Fund (Class T Shares/JACTX)	$87	0.79%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Forty Fund Class T Shares returned 20.44%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Growth Index, returned 25.53%. Its additional benchmark, the S&P 500® Index, returned 17.60%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Growth Index was aided by stock selection in the industrials sector, where Howmet Aerospace was a top contributor. The specialized aircraft components manufacturer’s first-quarter earnings exceeded expectations, as the business benefited from a cyclical aerospace recovery and increased aftermarket demand. Howmet has gained market share by investing through the down cycle even as its competitors pulled back. Technology company Oracle, another contributor, has emerged as a leading hyperscaler in the artificial intelligence (AI) market, supported by its strong technological position and ambitious capital spending plans. Oracle reported strong second-quarter results and exceptional forward guidance, especially for its Oracle Cloud Infrastructure business.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Growth Index was hindered by an overweight to and stock selection in the healthcare sector, where UnitedHealth Group was a notable detractor. The health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. An out-of-index position in Danaher also detracted. Shares declined sharply in the first quarter after the global life sciences and diagnostics company reported weaker-than-expected sales and earnings growth for the fourth quarter of 2024. We remained invested, and the stock recovered some ground later in the performance period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Forty Fund (Class T Shares/JACTX)	20.44%	13.89%	16.75%
Russell 1000® Index	17.75%	15.99%	15.04%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 24,573,000,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 119,700,000
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$24,573M
Number of portfolio holdings	31
Total investment advisory fee paid	$119.7M
Portfolio turnover rate	33%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4
Asset Allocation (% of net assets)
Common Stocks	99.5
Investment Companies	0.6
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Microsoft Corp	11.5
NVIDIA Corp	10.6
Amazon.com Inc	7.9
Broadcom Inc	6.0
Oracle Corp	5.4

C000183900 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class T Shares
Trading Symbol	HFQTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class T Shares returned 17.49%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)	17.49%	11.77%	7.43%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,658,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 39,100,000
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5

C000183899 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class S Shares
Trading Symbol	HFQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	$130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class S Shares returned 17.14%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)	17.14%	11.44%	7.14%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,658,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 39,100,000
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5

C000183897 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class N Shares
Trading Symbol	HFQRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class N Shares returned 17.63%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)	17.63%	12.00%	7.68%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,658,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 39,100,000
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5

C000183896 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class I Shares
Trading Symbol	HFQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	$86	0.79%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class I Shares returned 17.51%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)	17.51%	11.90%	7.61%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,658,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 39,100,000
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5

C000183895 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class D Shares
Trading Symbol	HFQDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class D Shares returned 17.41%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)	17.41%	11.84%	7.47%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 6,658,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 39,100,000
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5

C000183894 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class C Shares
Trading Symbol	HFQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX)	$185	1.71%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class C Shares returned 16.62%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) at NAV	16.62%	10.91%	6.57%
Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) with Contingent Deferred Sales Charge	15.62%*	10.91%	6.57%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,658,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 39,100,000
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5

C000183893 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Equity Income Fund
Class Name	Class A Shares
Trading Symbol	HFQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Equity Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX)	$122	1.12%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Equity Income Fund Class A Shares returned 17.16%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%. Its additional benchmark, the 85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index, returned 12.15%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the U.S. lifted performance relative to the MSCI All Country World Index. From a sector perspective, stock selection in financials contributed, aided by positions in UK-based financial services company HSBC Holdings and Italian bank Intesa Sanpaolo. Both stocks benefited from expectations that interest rates will remain higher for longer, aiding bank net interest income. Taiwan Semiconductor Manufacturing Company, another contributor, is a leading supplier of graphics processing units used in artificial intelligence (AI). The company reported very strong earnings growth and guidance, fueled by continued capital investment in the AI buildout.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in Japan detracted relative to the MSCI All Country World Index. From a sector standpoint, stock selection in communication services detracted. This was due in part to an out-of-index position in Publicis. Shares of the advertising conglomerate underperformed on market concerns about the potential negative impact of AI on the company’s business model. Global spirits company Pernod Ricard, another detractor, experienced earnings headwinds because of lackluster consumer spending in China. Global package delivery and logistics company United Parcel Service (UPS) was also a detractor. Shares of UPS declined on investor worries over an uncertain economic backdrop and the potential dampening impact of tariffs on consumer spending, industrial activity, and shipping volumes.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at NAV	17.16%	11.54%	7.28%
Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at Maximum Offering Price - 5.75%	10.43%	10.23%	6.64%
MSCI World IndexSM	17.25%	14.41%	12.43%
85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index	12.15%	12.64%	8.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 6,658,000,000
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 39,100,000
Investment Company Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,658M
Number of portfolio holdings	83
Total investment advisory fee paid	$39.1M
Portfolio turnover rate	175%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5
Asset Allocation (% of net assets)
Common Stocks	95.0
Preferred Stocks	2.1
Other	2.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
British American Tobacco PLC	4.0
Sony Corp	2.9
TotalEnergies SE	2.8
HSBC Holdings PLC	2.6
KDDI Corp	2.5

C000183903 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class A Shares
Trading Symbol	HFEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class A Shares/HFEAX)	$144	1.30%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class A Shares returned 20.80%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class A Shares/HFEAX) at NAV	20.80%	13.03%	7.90%
Janus Henderson European Focus Fund (Class A Shares/HFEAX) at Maximum Offering Price - 5.75%	13.86%	11.69%	7.26%
MSCI Europe IndexSM	15.08%	12.19%	8.14%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1

C000183904 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class C Shares
Trading Symbol	HFECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class C Shares/HFECX)	$226	2.06%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class C Shares returned 19.90%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class C Shares/HFECX) at NAV	19.90%	12.17%	7.08%
Janus Henderson European Focus Fund (Class C Shares/HFECX) with Contingent Deferred Sales Charge	18.90%*	12.17%	7.08%
MSCI Europe IndexSM	15.08%	12.19%	8.14%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1

C000183905 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class D Shares
Trading Symbol	HFEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	$120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class D Shares returned 21.04%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class D Shares/HFEDX)	21.04%	13.25%	8.07%
MSCI Europe IndexSM	15.08%	12.19%	8.14%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1

C000183906 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class I Shares
Trading Symbol	HFEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	$117	1.06%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class I Shares returned 21.09%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class I Shares/HFEIX)	21.09%	13.31%	8.18%
MSCI Europe IndexSM	15.08%	12.19%	8.14%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1

C000183907 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class N Shares
Trading Symbol	HFERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class N Shares/HFERX)	$106	0.96%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class N Shares returned 21.21%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class N Shares/HFERX)	21.21%	13.39%	8.23%
MSCI Europe IndexSM	15.08%	12.19%	8.14%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1

C000183909 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class S Shares
Trading Symbol	HFESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class S Shares/HFESX)	$152	1.38%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class S Shares returned 20.72%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class S Shares/HFESX)	20.72%	13.08%	7.91%
MSCI Europe IndexSM	15.08%	12.19%	8.14%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1

C000183910 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson European Focus Fund
Class Name	Class T Shares
Trading Symbol	HFETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson European Focus Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson European Focus Fund (Class T Shares/HFETX)	$134	1.21%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson European Focus Fund Class T Shares returned 20.91%. Its broad-based benchmark, the MSCI Europe IndexSM, returned 15.08%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector was a strong driver of performance relative to the MSCI Europe Index. In particular, bank stocks rallied on expectations that European authorities may relax banking regulation and capital requirements, creating a more favorable environment for lending and mergers and acquisitions. Erste Group Bank, a top relative contributor, is a leading financial services company in central Europe. Shares of Erste Group rose on optimism about its acquisition of Banco Santander’s Polish business, a deal that could help cement Erste Bank’s position in the central and eastern European markets. German defense firm Rheinmetall was another positive contributor. Shares rose on expectations for increased military spending in Europe after NATO members agreed to spend 5% of GDP on defense and security by 2035.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer discretionary sector detracted relative to the MSCI Europe Index. Relative detractors included Pandora, a Danish company that makes affordable jewelry. Pandora reported disappointing results, reflecting weaker sales in key European markets. This fueled concerns about the sustainability of its growth trajectory. Semiconductor equipment company ASM International was another detractor from relative returns. The stock underperformed due to uncertainty about the capital expenditure plans of some of the firm’s key clients.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment September 30, 2015, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson European Focus Fund (Class T Shares/HFETX)	20.91%	13.12%	7.99%
MSCI Europe IndexSM	15.08%	12.19%	8.14%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 4,700,000
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	45
Total investment advisory fee paid	$4.7M
Portfolio turnover rate	159%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1
Asset Allocation (% of net assets)
Common Stocks	98.9
Investment Companies	0.9
Other	0.2
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Novartis AG	4.3
Erste Group Bank AG	4.0
Banco Santander SA	3.7
Allianz SE (REG)	3.6
Rheinmetall AG	3.1

C000219907 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class T Shares
Trading Symbol	JETTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	$116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class T Shares returned 11.68%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)	11.68%	10.53%	12.33%
MSCI World IndexSM	17.25%	14.41%	15.39%

Performance Inception Date	Jun. 25, 2020
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 57,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4

C000219906 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class S Shares
Trading Symbol	JESSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class S Shares returned 11.80%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)	11.80%	10.65%	12.43%
MSCI World IndexSM	17.25%	14.41%	15.39%

Performance Inception Date	Jun. 25, 2020
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 57,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4

C000225293 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class R Shares
Trading Symbol	JEGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	$119	1.12%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class R Shares returned 11.68%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment January 28, 2021, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)	11.68%	7.67%
MSCI World IndexSM	17.25%	12.12%

Performance Inception Date	Jan. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 57,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4

C000219908 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class N Shares
Trading Symbol	JETNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class N Shares returned 11.94%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)	11.94%	10.78%	12.59%
MSCI World IndexSM	17.25%	14.41%	15.39%

Performance Inception Date	Jun. 25, 2020
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 57,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4

C000219912 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class I Shares
Trading Symbol	JEUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class I Shares returned 11.88%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)	11.88%	10.68%	12.49%
MSCI World IndexSM	17.25%	14.41%	15.39%

Performance Inception Date	Jun. 25, 2020
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 57,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4

C000219910 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class D Shares
Trading Symbol	JEDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class D Shares returned 11.84%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)	11.84%	10.64%	12.44%
MSCI World IndexSM	17.25%	14.41%	15.39%

Performance Inception Date	Jun. 25, 2020
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 57,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4

C000219911 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class C Shares
Trading Symbol	JECTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX)	$143	1.35%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class C Shares returned 11.40%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) at NAV	11.40%	10.50%	12.26%
Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) with Contingent Deferred Sales Charge	10.40%*	10.50%	12.26%
MSCI World IndexSM	17.25%	14.41%	15.39%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

Performance Inception Date	Jun. 25, 2020
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 57,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4

C000219909 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Sustainable Equity Fund
Class Name	Class A Shares
Trading Symbol	JEASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Sustainable Equity Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX)	$129	1.22%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson Global Sustainable Equity Fund Class A Shares returned 11.51%. Its broad-based benchmark, the MSCI World IndexSM, returned 17.25%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the MSCI World Index benefited from an underweight in the consumer staples sector and stock selection in the communications services sector. Among individual holdings, notable contributors included subscription service Spotify, which saw its competitive position and pricing power increase during the period. In our view, Spotify’s relative power in the music industry could translate into better business economics. Cables manufacturer Prysmian, another relative contributor, posted strong quarterly results and full-year guidance. As the world’s largest manufacturer of copper cables, we believe the company is well positioned to benefit from greater spending on electrification.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the financials and information technology sectors detracted from performance relative to the MSCI World Index. Several healthcare companies were also relative detractors. ICON is a multinational provider of outsourced drug and medical device development and clinical testing services. Shares of ICON sold off after the company reported disappointing revenue growth and lackluster guidance. It has faced business headwinds as key customers cut research and development budgets. We have continued to see long-term potential for the company, however. Health insurer Humana was another detractor, as rising medical costs and increased uncertainty around U.S. healthcare policy pressured the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 25, 2020, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at NAV	11.51%	10.48%	12.28%
Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at Maximum Offering Price - 5.75%	5.11%	9.18%	11.02%
MSCI World IndexSM	17.25%	14.41%	15.39%

Performance Inception Date	Jun. 25, 2020
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 57,000,000
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$57M
Number of portfolio holdings	54
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4
Asset Allocation (% of net assets)
Common Stocks	98.7
Investment Companies	1.4
Other	(0.1)
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.9
Microsoft Corp	6.9
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	3.6
Spotify Technology SA	3.6
McKesson Corp	3.4

C000240132 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class D Shares
Trading Symbol	JDDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson U.S. Dividend Income Fund Class D Shares returned 14.60%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Value Index, returned 9.44%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Value Index was supported by a position in Broadcom, a leading developer of custom artificial intelligence (AI) chips that have seen growing industry demand. Broadcom has also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Value Index was hindered by a position in UnitedHealth Group, as the health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture also detracted. The company experienced moderating organic growth as government-related business contracted due to federal spending cuts and IT budgets shifted from traditional consulting toward AI investments. This shift compressed Accenture's stock valuation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 20, 2022, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)	14.60%	13.34%
Russell 1000® Index	17.75%	23.94%
Russell 1000® Value Index	9.44%	14.11%
S&P 500® Dividend Aristocrats Index	(1.09)%	7.77%

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 55,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$55M
Number of portfolio holdings	57
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	59%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.5
Morgan Stanley	3.4
Goldman Sachs Group Inc	3.1
Johnson & Johnson	2.9
Philip Morris International Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.5
Morgan Stanley	3.4
Goldman Sachs Group Inc	3.1
Johnson & Johnson	2.9
Philip Morris International Inc	2.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective January 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.75% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.75% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000240130 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class I Shares
Trading Symbol	JIDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson U.S. Dividend Income Fund Class I Shares returned 14.79%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Value Index, returned 9.44%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Value Index was supported by a position in Broadcom, a leading developer of custom artificial intelligence (AI) chips that have seen growing industry demand. Broadcom has also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Value Index was hindered by a position in UnitedHealth Group, as the health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture also detracted. The company experienced moderating organic growth as government-related business contracted due to federal spending cuts and IT budgets shifted from traditional consulting toward AI investments. This shift compressed Accenture's stock valuation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 20, 2022, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)	14.79%	13.46%
Russell 1000® Index	17.75%	23.94%
Russell 1000® Value Index	9.44%	14.11%
S&P 500® Dividend Aristocrats Index	(1.09)%	7.77%

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 55,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$55M
Number of portfolio holdings	57
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	59%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.5
Morgan Stanley	3.4
Goldman Sachs Group Inc	3.1
Johnson & Johnson	2.9
Philip Morris International Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.5
Morgan Stanley	3.4
Goldman Sachs Group Inc	3.1
Johnson & Johnson	2.9
Philip Morris International Inc	2.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective January 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.75% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.75% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000240131 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Dividend Income Fund
Class Name	Class N Shares
Trading Symbol	JNDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson U.S. Dividend Income Fund (the "Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended September 30, 2025, the Janus Henderson U.S. Dividend Income Fund Class N Shares returned 14.72%. Its broad-based benchmark, the Russell 1000® Index, returned 17.75%. Its performance benchmark, the Russell 1000® Value Index, returned 9.44%.
TOP CONTRIBUTORS TO PERFORMANCE
Performance relative to the Russell 1000 Value Index was supported by a position in Broadcom, a leading developer of custom artificial intelligence (AI) chips that have seen growing industry demand. Broadcom has also executed well on its software acquisitions, and its analog chip business started to recover from post-COVID inventory issues. Amphenol was another top contributor. The cabling and connector company's networking business has expanded significantly, driven by AI capacity growth. The company is a key supplier of connectors for NVIDIA chips and servers. It also completed several high-return acquisitions that could be accretive to earnings.
TOP DETRACTORS FROM PERFORMANCE
Performance relative to the Russell 1000 Value Index was hindered by a position in UnitedHealth Group, as the health insurer faced business headwinds because of high healthcare costs and stronger-than-anticipated Medicare Advantage demand. The company’s Optum Health unit also came under pressure as patients required more intensive care, partly due to ongoing Medicare funding cuts. Consulting firm Accenture also detracted. The company experienced moderating organic growth as government-related business contracted due to federal spending cuts and IT budgets shifted from traditional consulting toward AI investments. This shift compressed Accenture's stock valuation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment December 20, 2022, through September 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)	14.72%	13.44%
Russell 1000® Index	17.75%	23.94%
Russell 1000® Value Index	9.44%	14.11%
S&P 500® Dividend Aristocrats Index	(1.09)%	7.77%

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jan. 28, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 55,000,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$55M
Number of portfolio holdings	57
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	59%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.5
Morgan Stanley	3.4
Goldman Sachs Group Inc	3.1
Johnson & Johnson	2.9
Philip Morris International Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	99.7
Investment Companies	0.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
JPMorgan Chase & Co	4.5
Morgan Stanley	3.4
Goldman Sachs Group Inc	3.1
Johnson & Johnson	2.9
Philip Morris International Inc	2.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since September 30, 2024.
Effective January 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.75% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective January 28, 2025, the Fund's contractual limit on total annual operating expense changed from 0.75% to 0.68%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.